License Agreements	9 Months Ended
Sep. 30, 2018
License Agreements [Abstract]
License Agreements

10. License Agreements

Oxford University Innovation Limited Licenses

In November 2013, the Company entered into an exclusive license agreement (the “2013 Oxford Agreement”) with Oxford University Innovation (“Oxford”), formerly Isis Innovation Limited, to obtain a license to certain patent rights for the commercial development, manufacture, distribution, use and sale of products and processes resulting from the development of those patent rights. The Company is using the licensed patent rights to develop NSR-REP1 for CHM.

As part of the consideration for this license, the Company paid upfront fees of $78,000 and past patent costs of $68,000. The 2013 Oxford Agreement requires the Company to remit fees upon the Company or any sub-licensee meeting certain milestones, as well as up to an aggregate of £375,000 ($507,000) upon the achievement of specified milestones and a low single-digit percentage of net sales upon the Company achieving regulatory approval, subject to quarterly minimums. In addition, the Company agreed to pay a mid-single-digit percentage of all upfront fees, milestone and other one-off payments received by the Company.

The Company incurred £25,000 ($34,000) and £0 ($0) for maintenance fees under the 2013 Oxford Agreement during the nine months ended September 30, 2018 and 2017, respectively. No fees were incurred or paid during the three months ended September 30, 2018 or 2017.

In November 2015, the Company entered into five separate exclusive license agreements (the “2015 Oxford Agreements”) to obtain a license to certain patent rights for the commercial development, manufacture, distribution, use and sale of gene therapy product candidates targeting five different types of inherited retinal diseases, including NSR-RPGR and NSR-BEST1, and processes resulting from the development of those patent rights.

As part of the consideration for these licenses, the Company paid upfront fees of £378,000 ($575,000) in the aggregate. The Company also paid past patent costs of £1,300 ($2,000) related to the licenses for NSR-RPGR. In addition, the Company agreed to pay Oxford annual maintenance fees for all five licenses until the formal application for regulatory approval of the product is filed, as well as a royalty upon the achievement of specified development and commercial milestones, which is calculated as a single-digit percentage of all upfront fees, milestone and other one-off payments received by the Company. The Company is also required to pay royalty payments, subject to quarterly minimums, based on a single-digit percentage of net sales. In connection with the licenses, Oxford was required to transfer certain manufactured license products as well as all manufacturing documentation. The annual maintenance fee for all five licenses was £50,000 ($68,000) and £60,000 ($78,000) for the years ending December 31, 2017 and 2018, respectively, and will increase annually until the year ending December 31, 2025, at and after which time such maintenance fee shall be £100,000 ($135,000).

During the nine months ended September 30, 2018 and 2017, the Company has not recorded any fees due to Oxford under the 2015 Oxford Agreements.

In October 2017, the Company entered into a separate exclusive license agreement (the “2017 Oxford Agreement”) to obtain a license to certain patent rights for the commercial development, manufacture, distribution, use and sale of gene therapy products, including NSR-ABCA4, for the treatment of Stargardt disease.

As part of the consideration for the 2017 Oxford Agreement, the Company paid Oxford an upfront signing fee of £100,000 ($135,000). In addition, the Company agreed to pay Oxford annual maintenance fees and payments upon the achievement of specified development and commercial milestones, sales milestones based on the first achievement of predefined sales thresholds, a royalty on annual net sales, and a royalty, which is calculated as a high single-digit percentage of all upfront fees, milestone and other one-off payments received by the Company. In connection with the licenses, Oxford was required to transfer all manufacturing documentation. No annual maintenance fee was due for the year ending December 31, 2017.   Such fee is £10,000 for the year ending December 31, 2018 and will increase annually until the year ending December 31, 2025, at and after which time such maintenance fee shall be £20,000.

During the nine months ended September 30, 2018 and 2017, the Company has not recorded any fees due to Oxford under the 2017 Oxford Agreement.

In the event that the Company commits a material breach, has a petition presented for winding up of the business or passes a resolution for voluntary winding up or challenges the licensed patent rights of Oxford, Oxford can terminate the applicable agreement. The Company has the right to terminate the 2013 Oxford Agreement and the 2015 Oxford Agreements if Oxford commits a material breach and at any time after the second anniversary of the applicable agreement. The Company has the right to terminate the 2017 Oxford Agreement if Oxford commits a material breach and at any time after the third anniversary of its execution date upon two months’ written notice. The 2013 Oxford Agreement, 2015 Oxford Agreements and 2017 Oxford Agreement expire on the twentieth anniversary of the applicable effective date or each license will expire upon the Company’s written election when for twelve consecutive months none of these items exist: the licensed patents continue to be in force or subsisting in another country, the Company has market exclusivity as specified in the agreement throughout the world, the Company has market exclusivity throughout any region or the Company has market exclusivity in any country. The Company can sublicense its rights under the 2013 Oxford Agreement, 2015 Oxford Agreements and 2017 Oxford Agreement.

Oxford BioMedica License

In December 2013, the Company entered into a non-exclusive license agreement (the “BioMedica License Agreement”) with Oxford BioMedica (UK) Limited (“Oxford BioMedica”) to obtain a license to certain patent rights for the commercial development, manufacture, distribution, use and sale of products and processes resulting from the development of those patent rights.

As part of the consideration for this license, the Company paid upfront fees of $100,000. In addition, the Company is also required to pay quarterly royalty payments based on net sales at a low-single digit percentage. The BioMedica License Agreement also requires the Company to make a $100,000 milestone payment upon the grant by the U.S. Food and Drug Administration of marketing approval for an AAV product for the treatment of CHM. The Company is allowed to sublicense its rights under the agreement. If this occurs, the Company is required to pay an upfront sublicense fee and royalty payments equal to a low-to-mid single-digit amount quarterly as a percentage of sublicense revenue.

In the event that the Company commits a material breach, challenges the validity of the licensed patent rights, becomes insolvent or if an order is passed or resolution is passed for the winding up of the Company or if an administrator, administrative receiver or receiver is appointed over the Company’s assets, Oxford BioMedica can terminate the BioMedica License Agreement. The Company can terminate the BioMedica License Agreement at any time and if Oxford BioMedica commits a material breach or becomes insolvent or if an order is passed or resolution is passed for the winding up of Oxford BioMedica or if an administrator, administrative receiver or receiver is appointed over Oxford BioMedica’s assets. The BioMedica License Agreement will expire on the expiration date of the related patent.

The Company has not recorded any research and development expense for the nine months ended September 30, 2018 and 2017 in connection with the BioMedica License Agreement as the Company has not met any milestones or achieved net sales, which would require the Company to remit payments.